Retirement-Related Benefits (Tables)	12 Months Ended
Jan. 31, 2017
Retirement Related Benefits [Abstract]
Schedule of costs of retirement plans
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2017, 2016 and 2015:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Defined contribution plans:
U.S.	$1,064	$967	$898
International	173	179	167
Defined benefit plans:
International	7	6	5
Total contribution expense for retirement-related benefits	$1,244	$1,152	$1,070